UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2786

                            Scudder High Income Trust
                            -------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Trust
Investment Portfolio as of August 31, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------
                                                                                Principal
                                                                                  Amount ($)(a)   Value ($)
                                                                           ----------------------------------

Corporate Bonds 98.7%
Consumer Discretionary 24.1%
Adesa, Inc., 7.625%, 6/15/2012                                                    565,000            570,650
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                     785,000            732,012
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                          720,000            716,400
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                           745,000            702,162
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (c)                          735,000            689,062
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009 (c)                                                       220,000            225,500
144A, 8.0%, 4/15/2012                                                             230,000            235,750
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                    235,000            260,263
Carrols Corp., 9.5%, 12/1/2008 (c)                                                445,000            457,238
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011                             1,590,000            999,150
9.625%, 11/15/2009                                                              1,240,000          1,001,300
10.25%, 9/15/2010                                                               1,975,000          2,034,250
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                           830,000            888,100
Circus & Eldorado, 10.125%, 3/1/2012 (c)                                          105,000            108,938
CSC Holdings, Inc., 7.875%, 12/15/2007                                            865,000            919,062
Denny's Corp., 11.25% , 1/15/2008                                                 585,000            608,400
Dex Media East LLC/Financial, 12.125%, 11/15/2012                               2,385,000          2,939,512
DIMON, Inc.:
7.75%, 6/1/2013                                                                   385,000            359,013
Series B, 9.625%, 10/15/2011                                                    1,625,000          1,677,812
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                          615,000            611,925
Dyersburg Corp., Series B, 9.75%, 9/1/2007 *                                      790,000                 79
EchoStar DBS Corp., 6.375%, 10/1/2011                                             600,000            601,500
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to
3/15/2009, 12.50% to 3/15/2010                                                    500,000            287,500
Foot Locker, Inc., 8.5%, 1/15/2022                                                250,000            262,500
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                       230,000            221,950
General Motors Corp., 8.25%, 7/15/2023                                            960,000          1,011,941
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                     680,000                  0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (c)                 685,000            535,156
Jacobs Entertainment Co., 11.875%, 2/1/2009                                       980,000          1,100,050
Kellwood Co., 7.625%, 10/15/2017                                                  145,000            158,912
LCE Acquisition Corp., 144A, 9.0%, 8/1/2014                                       280,000            284,200
Levi Strauss & Co.:
7.0%, 11/1/2006                                                                   345,000            339,825
12.25%, 12/15/2012 (c)                                                            690,000            715,875
Lin Television Corp., 6.5%, 5/15/2013 (c)                                          95,000             93,575
Marquee, Inc., 144A, 5.97%**, 8/15/2010                                           225,000            229,500
Mediacom LLC, 9.5%, 1/15/2013 (c)                                               1,220,000          1,195,600
MGM MIRAGE, 8.375%, 2/1/2011 (c)                                                  535,000            580,475
NCL Corp., 144A, 10.625%, 7/15/2014                                               685,000            705,550
Norcraft Holdings/Capital, 144A, Step-up Coupon, 0% to
9/120/2008, 9.75% to 9/1/2012                                                     195,000            137,963
Paxson Communications Corp., 10.75%, 7/15/2008                                    360,000            361,800
PEI Holding, Inc., 11.0%, 3/15/2010                                               670,000            777,200
Petro Stopping Centers, 9.0%, 2/15/2012                                         1,450,000          1,508,000
Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%, 2/1/2012                  415,000            434,713
PRIMEDIA, Inc.:
144A, 7.086%**, 5/15/2010                                                         965,000            963,794
8.875%, 5/15/2011                                                                 535,000            524,300
Remington Arms Co., 10.5%, 2/1/2011                                               525,000            483,000
Renaissance Media Group LLC, 10.0%, 4/15/2008                                     690,000            710,700
Rent-Way, Inc., 11.875%, 6/15/2010                                                175,000            192,938
Restaurant Co., 11.25%, 5/15/2008                                                 833,863            842,202
Sbarro, Inc., 11.0%, 9/15/2009 (c)                                                675,000            609,187
Schuler Homes, Inc., 10.5%, 7/15/2011 (c)                                         740,000            849,150
Scientific Games Corp., 12.5%, 8/15/2010                                          295,000            339,250
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                 1,465,000          1,512,612
8.75%, 12/15/2011                                                                 835,000            902,844
Sonic Automotive, Inc., 8.625%, 8/15/2013                                         690,000            724,500
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                              1,210,000          1,104,125
7.875%, 4/15/2013                                                                 625,000            617,969
Trump Holdings & Funding, 12.625%, 3/15/2010                                      780,000            792,675
TRW Automotive, Inc., 11.0%, 2/15/2013                                            310,000            375,100
United Auto Group, Inc., 9.625%, 3/15/2012                                        705,000            782,550
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                      460,000            523,825
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011                                  300,000            303,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                 505,000            535,300
Williams Scotsman, Inc., 9.875%, 6/1/2007 (c)                                     770,000            758,450
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (c)                              470,000            460,600
XM Satellite Radio, Inc., Step-up Coupon, 0% to
12/31/2005, 14% to 12/31/2009                                                     719,440            696,058
Young Broadcasting, Inc., 8.75%, 1/15/2014 (c)                                  1,015,000            973,131
                                                                                                  ------------
                                                                                                  44,857,623

Consumer Staples 3.0%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                          340,000            356,575
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                          435,000            478,500
North Atlantic Holding, Inc., Step-up Coupon, 0% to
3/1/2008, 12.25% to 3/1/2014                                                      375,000            196,875
North Atlantic Trading Co., 9.25%, 3/1/2012                                       285,000            277,875
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                            135,000            128,587
144A, 8.25%, 12/1/2013                                                            470,000            447,675
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                     255,000            253,725
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                   345,000            339,825
Rite Aid Corp.:
6.875%, 8/15/2013 (c)                                                             855,000            786,600
11.25%, 7/1/2008                                                                  940,000          1,038,700
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                  360,000            361,800
Swift & Co., 12.5%, 1/1/2010                                                       85,000             92,438
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                               150,000            162,000
Wornick Co., 144A, 10.875%, 7/15/2011                                             690,000            724,500
                                                                                                  ------------
                                                                                                   5,645,675

Energy 8.2%
Avista Corp., 9.75%, 6/1/2008                                                   1,050,000          1,239,000
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                 660,000            668,250
9.0%, 8/15/2012                                                                   235,000            267,900
Citgo Petroleum Corp., 11.375%, 2/1/2011                                        2,010,000          2,346,675
Continental Resources, Inc., 10.25%, 8/1/2008                                   1,220,000          1,261,175
Edison Mission Energy, 7.73%, 6/15/2009                                         1,355,000          1,419,363
El Paso Production Holding Corp., 7.75%, 6/1/2013                               1,170,000          1,149,525
FirstEnergy Corp.:
Series B, 6.45%, 11/15/2011                                                       935,000          1,011,586
Series C, 7.375%, 11/15/2031                                                      225,000            251,371
Mission Resources Corp., 9.875%, 4/1/2011                                         435,000            469,800
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                             905,000            923,100
ON Semiconductor Corp., 13.0%, 5/15/2008 (c)                                      920,000          1,035,000
Southern Natural Gas, 8.875%, 3/15/2010                                           550,000            618,750
Stone Energy Corp., 8.25%, 12/15/2011                                             940,000            998,750
Williams Cos., Inc.:
8.125%, 3/15/2012 (c)                                                             520,000            598,000
8.75%, 3/15/2032                                                                  910,000          1,021,475
                                                                                                  ------------
                                                                                                  15,279,720

Financials 8.8%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                        1,275,000          1,294,125
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                               371,000            369,145
8.5%, 1/31/2012                                                                   395,000            393,025
AmeriCredit Corp., 9.25%, 5/1/2009                                              1,260,000          1,329,300
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                             345,000            219,492
BF Saul REIT, 7.5%, 3/1/2014                                                    1,120,000          1,120,000
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                       480,000            484,800
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011                                   205,000            215,250
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                           262,278            262,278
144A, 16.0%, 5/15/2012                                                            264,812            297,913
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                   290,000            307,400
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                    980,000            999,600
Eaton Vance Corp., CDO, Series C-X, 13.68%, 7/15/2012                           3,420,827             34,208
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                825,000            974,383
FINOVA Group, Inc., 7.5%, 11/15/2009 *                                          2,612,250          1,302,860
iStar Financial, Inc., 6.0%, 12/15/2010                                           650,000            670,974
Poster Financial Group, Inc., 8.75%, 12/1/2011                                    605,000            620,125
PXRE Capital Trust I, 8.85%, 2/1/2027                                             400,000            396,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                   1,395,000            993,937
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                  370,000            437,525
Rockwood Spec Bank, 9.48%, 1/31/2013                                            1,220,000          1,220,000
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                         155,000            158,100
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                               695,000            582,062
UAP Holdings Corp., 144A, Step-up Coupon, 0% to
1/15/2008, 10.75% to 7/15/2012                                                    490,000            372,400
UGS Corp., 144A, 10.0%, 6/1/2012                                                  145,000            158,050
Universal City Development, 11.75%, 4/1/2010                                      990,000          1,148,400
                                                                                                  ------------
                                                                                                  16,361,352

Health Care 3.0%
aaiPharma, Inc., 11.5%, 4/1/2010 (c)                                              535,000            370,487
AmeriPath, Inc., 10.5%, 4/1/2013                                                  545,000            558,625
AmerisourceBergen Corp., 7.25%, 11/15/2012 (c)                                     20,000             21,400
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011                            475,000            437,000
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (c)                             690,000            641,700
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (c)                    345,000            349,313
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                     460,000            391,000
Tenet Healthcare Corp., 6.375%, 12/1/2011 (c)                                   3,050,000          2,706,875
US Oncology, Inc., 144A, 10.75%, 8/15/2014                                        120,000            126,300
                                                                                                  -----------
                                                                                                   5,602,700

Industrials 17.7%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                480,000            518,400
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                            565,000            596,075
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                    1,730,000          1,660,800
American Commercial Lines LLC, 6.25%, 6/30/2006                                   800,000            785,200
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                         111,000            128,760
Avondale Mills, Inc.:
8.75%, 7/1/2012                                                                   665,000            456,000
10.25%, 7/1/2013 (c)                                                              310,000            148,800
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                   500,000            455,000
9.25%, 5/1/2021 (c)                                                               410,000            448,950
Cenveo Corp., 7.875%, 12/1/2013                                                   780,000            742,950
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                      445,000            462,800
Collins & Aikman Floor Covering, Series B, 9.75%, 2/15/2010                     1,285,000          1,317,125
Collins & Aikman Products Co., 10.75%, 12/31/2011 (c)                             910,000            937,300
Congoleum Corp., 8.625%, 8/1/2008 *                                               440,000            371,800
Continental Airlines, Inc., 8.0%, 12/15/2005 (c)                                  655,000            599,325
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012                                   770,000            750,750
Corrections Corp. of America, 9.875%, 5/1/2009                                    800,000            893,000
Dana Corp.:
7.0%, 3/1/2029                                                                  1,090,000          1,095,450
9.0%, 8/15/2011                                                                   525,000            629,344
Delta Air Lines, Inc.:
7.7%, 12/15/2005 (c)                                                              250,000            118,125
7.9%, 12/15/2009 (c)                                                              690,000            220,800
Erico International Corp., 8.875%, 3/1/2012                                       425,000            437,750
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (c)                      300,000            177,000
Geo Sub Corp., 144A, 11.0%, 5/15/2012                                             535,000            470,800
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                        455,000            420,233
GS Technologies Operating Co., 12.0%, 9/1/2004 *                                  475,768              1,189
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                           460,000            456,550
11.125%, 11/15/2007                                                               830,000            975,250
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                               775,000            852,500
Interface, Inc., 9.5%, 2/1/2014                                                   530,000            543,250
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                      875,000            973,438
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009                                 110,000            121,000
J Crew Operating Corp., 10.375%, 10/15/2007                                        25,000             25,500
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                       85,000             95,838
Kansas City Southern:
7.5%, 6/15/2009                                                                   825,000            833,250
9.5%, 10/1/2008                                                                 1,110,000          1,204,350
Laidlaw International, Inc., 10.75%, 6/15/2011                                    735,000            837,900
Meritage Homes Corp., 7.0%, 5/1/2014                                              620,000            609,150
Millennium America, Inc.:
7.625%, 11/15/2026                                                              1,375,000          1,244,375
9.25%, 6/15/2008 (c)                                                              375,000            408,750
144A, 9.25%, 6/15/2008                                                            840,000            915,600
Motors and Gears, Inc., 10.75%, 11/15/2006                                        970,000            892,400
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                            725,000            750,375
Samsonite Corp., 144A, 8.875%, 6/1/2011                                           375,000            386,250
Sea Containers Ltd., "A", 10.5%, 5/15/2012                                        510,000            524,025
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                 565,000            559,350
Ship Finance International Ltd., 8.5%, 12/15/2013                               1,205,000          1,180,900
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (c)                                                               625,000            612,500
10.375%, 7/1/2012                                                                 665,000            723,187
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                            455,000            525,525
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                        595,000            583,100
United Rentals North America, Inc., 6.5%, 2/15/2012 (c)                         1,060,000          1,007,000
Westlake Chemical Corp., 8.75%, 7/15/2011                                         192,000            213,600
                                                                                                  -----------
                                                                                                  32,898,639

Information Technology 1.3%
Activant Solutions, Inc., 10.5%, 6/15/2011                                        575,000            598,000
DigitalNet, Inc., 9.0%, 7/15/2010                                                  75,000             81,375
Itron, Inc., 144A, 7.75%, 5/15/2012                                               300,000            303,000
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (c)                                                            1,345,000          1,055,825
7.25%, 7/15/2006 (c)                                                              370,000            385,725
                                                                                                  -----------
                                                                                                   2,423,925

Materials 13.4%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                             780,000            585,000
ARCO Chemical Co., 9.8%, 2/1/2020                                               3,240,000          3,272,400
ASARCO, Inc., 7.875%, 4/15/2013                                                   220,000            187,000
Associated Materials, Inc., 144A, Step-up Coupon, 0% to
3/1/2009, 11.25% to 3/1/2014                                                    1,685,000          1,192,138
Caraustar Industries, Inc., 9.875%, 4/1/2011 (c)                                  840,000            888,300
Constar International, Inc., 11.0%, 12/1/2012 (c)                                 405,000            390,825
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                 590,000            628,350
13.0%, 6/15/2009                                                                  945,000            916,650
Euramax International, Inc., 8.5%, 8/15/2011                                      245,000            259,700
GEO Specialty Chemicals, Inc., 10.125%, 8/1/2008 *                                750,000            375,000
Georgia-Pacific Corp.:
7.375%, 12/1/2025                                                                 320,000            321,600
8.0%, 1/15/2024                                                                 1,745,000          1,880,237
9.375%, 2/1/2013                                                                1,160,000          1,365,900
Hexcel Corp., 9.75%, 1/15/2009 (c)                                                485,000            508,644
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                           870,000            991,800
Huntsman International LLC, 11.625%, 10/15/2010                                 1,000,000          1,120,000
IMC Global, Inc., 10.875%, 8/1/2013                                               180,000            226,800
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                          1,440,000          1,389,600
ISPAT Inland ULC, 144A, 9.75%, 4/1/2014                                         1,055,000          1,126,213
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                   435,000            437,175
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                            812,000            872,900
144A, 13.0%, 9/30/2013                                                            629,624            642,216
Omnova Solutions, Inc., 11.25%, 6/1/2010                                          275,000            302,500
Owens-Brockway Glass Container, 8.25%, 5/15/2013 (c)                              470,000            495,850
Oxford Automotive Inc, 144A, 12.0%, 10/15/2010                                    880,000            396,000
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009                             155,000            136,788
11.125%, 9/1/2009                                                                 655,000            702,487
13.0%, 6/1/2010 (c)                                                                70,000             64,400
Portola Packaging, Inc., 8.25%, 2/1/2012 (c)                                      125,000            108,750
Radnor Holdings Corp., 11.0%, 3/15/2010                                           510,000            428,400
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                   375,000            375,000
TriMas Corp., 9.875%, 6/15/2012                                                 1,555,000          1,648,300
United States Steel LLC, 9.75%, 5/15/2010                                         734,000            825,750
                                                                                                  -----------
                                                                                                  25,062,673

Telecommunication Services 12.5%
American Cellular Corp., Series B, 10.0%, 8/1/2011                              2,855,000          2,319,687
American Tower Corp.:
144A, 7.5%, 5/1/2012 (c)                                                          365,000            368,650
9.375%, 2/1/2009 (c)                                                              570,000            608,475
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                  275,000            258,500
8.375%, 1/15/2014 (c)                                                           2,470,000          2,185,950
Crown Castle International Corp., 9.375%, 8/1/2011                                310,000            358,050
Dobson Communications Corp., 8.875%, 10/1/2013                                    765,000            524,025
GCI, Inc., 7.25%, 2/15/2014                                                       500,000            490,000
Insight Midwest LP, 9.75%, 10/1/2009                                              400,000            420,000
LCI International, Inc., 7.25%, 6/15/2007                                       1,055,000            933,675
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (c)                             220,000            185,900
MCI, Inc.:
6.688%, 5/1/2009 (c)                                                            1,050,000            989,625
7.735%, 5/1/2014                                                                1,635,000          1,510,331
Nextel Communications, Inc., 5.95%, 3/15/2014                                     510,000            484,500
Nextel Partners, Inc., 8.125%, 7/1/2011                                           565,000            589,012
Northern Telecom Capital, 7.875%, 6/15/2026                                     1,270,000          1,181,100
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                           1,120,000          1,167,600
Qwest Corp., 7.25%, 9/15/2025                                                   2,540,000          2,216,150
Qwest Services Corp.:
6.95%, 6/30/2010                                                                  815,000            792,078
144A, 13.5%, 12/15/2010                                                         1,185,000          1,377,563
144A, 14.0%, 12/15/2014                                                         1,225,000          1,454,687
Rural Cellular Corp., 9.875%, 2/1/2010 (c)                                        585,000            580,613
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007,
9.75% to 12/15/2011                                                               595,000            464,100
Triton PCS, Inc., 8.5%, 6/1/2013                                                  445,000            403,838
Ubiquitel Operating Co., 9.875%, 3/1/2011 (c)                                     940,000            963,500
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                      475,000            486,875
Western Wireless Corp., 9.25%, 7/15/2013                                           30,000             30,825
                                                                                                  -----------
                                                                                                  23,345,309

Utilities 6.7%
AES Corp., 144A, 8.75%, 5/15/2013                                                 335,000            372,688
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (c)                                                        605,000            641,300
144A, 10.25%, 11/15/2007                                                           10,000             11,000
Calpine Corp.:
7.75%, 4/15/2009 (c)                                                              225,000            137,813
8.25%, 8/15/2005                                                                  285,000            277,875
144A, 8.5%, 7/15/2010 (c)                                                         460,000            361,100
CMS Energy Corp.:
7.5%, 1/15/2009                                                                    50,000             52,250
144A, 7.75%, 8/1/2010 (c)                                                         435,000            457,837
8.5%, 4/15/2011 (c)                                                             1,380,000          1,497,300
DPL, Inc., 6.875%, 9/1/2011                                                     1,885,000          1,960,400
Illinova Corp., 11.5%, 12/15/2010                                               1,390,000          1,654,100
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                        2,585,000          2,714,250
PG&E Corp., 6.875%, 7/15/2008                                                   1,015,000          1,101,275
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                               1,210,000          1,300,750
                                                                                                  -----------
                                                                                                  12,539,938

                                                                                                  ------------
Total Corporate Bonds (Cost $183,846,380)                                                         184,017,554


Foreign Bonds - US$ Denominated 25.1%

Alestra SA de RL de CV, 8.0%, 6/30/2010                                           455,000            373,100
Antenna TV SA, 9.0%, 8/1/2007                                                     492,000            494,460
Aries Vermogensverwaltung GmbH, 144A, 9.6%, 10/25/2014                            500,000            560,000
Avecia Group PLC, 11.0%, 7/1/2009                                               1,895,000          1,516,000
Axtel SA, 11.0%, 12/15/2013                                                       870,000            883,050
Biovail Corp., 7.875%, 4/1/2010 (c)                                               980,000            992,250
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                              200,000            219,000
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (c)                               1,735,000          1,106,062
Cascades, Inc., 7.25%, 2/15/2013                                                  990,000          1,027,125
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                 950,000            878,750
Conproca SA de CV, 12.0%, 6/16/2010                                               560,000            702,800
Corp Durango SA:
13.125%, 8/1/2006 *                                                               220,000            128,700
144A, 13.75%, 7/15/2009 *                                                         885,000            517,725
CP Ships Ltd., 10.375%, 7/15/2012                                                 715,000            814,206
Crown Euro Holdings SA, 10.875%, 3/1/2013                                         405,000            470,813
Dominican Republic, 144A, 9.04%, 1/23/2013                                        360,000            248,400
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                200,000            211,960
Eircom Funding, 8.25%, 8/15/2013                                                  610,000            658,800
EMBRATEL, Series B, 11.0%, 12/15/2008                                             600,000            660,000
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                              430,000                 43
11.5%, 12/15/2007 *                                                             2,020,000                202
Fage Dairy Industry SA, 9.0%, 2/1/2007                                          1,810,000          1,810,000
Federative Republic of Brazil, 8.875%, 4/15/2024 (c)                              545,000            497,312
Flextronics International Ltd., 6.5%, 5/15/2013                                   480,000            480,000
Gaz Capital SA, 144A, 8.625%, 4/28/2034                                           500,000            515,000
Gazprom OAO, 144A, 9.625%, 3/1/2013                                               605,000            656,425
Grupo Iusacell SA de CV, Series B, 10.0%, 12/29/2049 (c) *                        140,000             79,100
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                     980,000            960,400
Innova S. de R.L., 9.375%, 9/19/2013 (c)                                          570,000            621,300
INTELSAT, 6.5%, 11/1/2013                                                         460,000            396,141
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                            860,000            982,550
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                   775,000            794,375
LeGrand SA, 8.5%, 2/15/2025                                                       760,000            827,450
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                           640,000            674,932
Luscar Coal Ltd., 9.75%, 10/15/2011                                               670,000            755,425
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                        700,000            693,000
Mizuho Financial Group, 8.375%, 12/29/2049                                        490,000            526,243
Mobifon Holdings BV, 12.5% , 7/31/2010 (c)                                        970,000          1,125,200
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                            500,000            495,000
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                    865,000            726,600
Nortel Networks Corp., 6.875%, 9/1/2023                                           265,000            237,175
Nortel Networks Ltd., 6.125%, 2/15/2006                                         2,260,000          2,293,900
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                    2,367,040          2,544,568
Republic of Argentina:
11.375%, 3/15/2010 *                                                            1,440,000            442,800
Series BGL5, 11.375%, 1/30/2017 *                                                 580,000            182,700
11.75%, 4/7/2009 *                                                                320,000             98,400
11.75%, 12/31/2049 *                                                              250,000             77,500
Series 2031, 12.0%, 6/19/2031 *                                                   779,100            223,991
12.375%, 2/21/2012 *                                                              785,000            245,313
Republic of Turkey:
9.0%, 6/30/2011                                                                   205,000            224,475
9.5%, 1/15/2014                                                                   250,000            281,250
Republic of Uruguay:
7.5%, 3/15/2015                                                                   155,000            128,650
7.875%, 1/15/2033                                                                     800                590
Rhodia SA:
7.625%, 6/1/2010 (c)                                                              850,000            782,000
10.25%, 6/1/2010 (c)                                                              375,000            382,500
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                            365,000            349,488
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011                          620,000            487,072
Secunda International Ltd., 144A, 9.76%**, 9/1/2012                               385,000            379,225
Shaw Communications, Inc.:
Series B, 7.2%, 12/15/2011                                                        115,000            122,850
Series B, 7.25%, 4/6/2011 (c)                                                     355,000            379,596
8.25%, 4/11/2010                                                                1,315,000          1,471,451
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                        280,000            287,350
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                       395,000            390,063
Stena AB, 9.625% , 12/1/2012                                                      165,000            183,356
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                            2,235,000          1,536,562
Tembec Industries, Inc., 8.5%, 2/1/2011 (c)                                     2,235,000          2,352,337
TFM SA de CV:
10.25%, 6/15/2007 (c)                                                           1,820,000          1,879,150
11.75%, 6/15/2009                                                                 975,000            979,875
12.5%, 6/15/2012                                                                  540,000            594,000
Vicap SA, 11.375%, 5/15/2007 (c)                                                  220,000            217,250
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                            395,000            383,150
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                 695,000            625,500
                                                                                                  -----------

Total Foreign Bonds - US$ Denominated (Cost $48,173,086)                                          46,843,986

Foreign Bonds - Non US$ Denominated 2.1%

Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                     EUR          380,000            471,748
Huntsman International LLC, 10.125%, 7/1/2009                        EUR          590,000            725,270
Ispat Europe Group SA, 11.875%, 2/1/2011                             EUR        1,455,000          2,001,095
Republic of Argentina:
8.0%, 2/26/2008 *                                                    EUR          415,000            132,588
Series FEB, 8.0%, 2/26/2008 *                                        EUR          310,000             99,042
11.25%, 4/10/2006 *                                                  EUR          227,528             78,231
TRW Automotive, Inc., 11.75%, 2/15/2013                              EUR          235,000            347,513
                                                                                                  -----------

Total Foreign Bonds - Non US$ Denominated (Cost $3,363,605)                                        3,855,487


Convertible Bond 0.6%
DIMON, Inc., 6.25%, 3/31/2007                                                     925,000            869,500
HIH Capital Ltd.:
Series DOM, 144A, 7.5%, 9/25/2006                                                 160,000            144,000
Series EURO, 144A, 7.51%, 9/25/2006                                                60,000             54,000
                                                                                                  ------------

Total Convertible Bond (Cost $1,051,505)                                                           1,067,500


Asset Backed 1.3%
Golden Tree High Yield Opportunities LP, "D1", Series 1,
13.054%, 10/31/2007                                                             2,000,000          2,101,148
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010                       414,988            390,089
                                                                                                  ------------

Total Asset Backed (Cost $2,401,116)                                                               2,491,237


                                                                                  Shares            Value ($)
                                                                                  ------            ---------
Common Stocks 0.1%
Catalina Restaurant Group, Inc.*                                                    3,317              5,307
IMPSAT Fiber Networks, Inc.*                                                       26,902            137,200
                                                                                                  ------------

Total Common Stocks (Cost $1,473,808)                                                                142,507

                                                                                  Units             Value ($)
                                                                                  -----             ---------
Warrants 0.0%

DeCrane Aircraft Holdings, Inc., 144A*                                              1,640                 17
Destia Communications, Inc., 144A*                                                    830                  0
Hayes Lemmerz International, Inc.*                                                  2,243              3,252
UIH Australia Pacific, Inc., 144A*                                                    710                  0
                                                                                                  ------------

Total Warrants (Cost $233)                                                                             3,269

                                                                                Shares            Value ($)
Preferred Stocks 0.7%

Paxson Communications Corp., 14.25% (PIK)                                              98            813,400
TNP Enterprises, Inc., 14.5% "D", (PIK)                                             4,443            530,947
                                                                                                  ------------

Total Preferred Stocks (Cost $1,308,217)                                                           1,344,347

Convertible Preferred Stocks 0.6%
Hercules Trust II, 6.5%
(Cost $901,456)                                                                     1,450          1,102,000

                                                                                Units             Value ($)
Other 0.0%

SpinCycle, Inc.*                                                                    7,239             40,756
SpinCycle, Inc., "F"*                                                                  51                287
                                                                                                  ------------

Total Other (Cost $17,692)                                                                            41,043

                                                                                Principal
                                                                                Amount ($)        Value ($)
                                                                                ----------        ---------

Credit Linked Note 0.3%

Dow Jones CDX High Yield, 144A, Series 3-3, 8.0%, 12/29/2009
(Cost $664,766)                                                                   670,000            661,206

                                                                                Shares            Value ($)
                                                                                ------            ---------

Securities Lending Collateral 16.0%
Daily Assets Fund Institutional, 1.55% (d) (e)
(Cost $29,814,682)                                                              29,814,682        29,814,682

Cash Equivalents 2.7%
Scudder Cash Management QP Trust, 1.54% (b)
(Cost $5,064,918)                                                               5,064,918          5,064,918


                                                                                % of
                                                                                Net Assets        Value ($)
                                                                                -----------------------------

Total Investment Portfolio  (Cost $278,081,464)                                     148.2         276,449,736
Notes Payable                                                                       -34.8         -65,000,000
Other Assets and Liabilities, Net                                                   -13.4         -24,934,536
                                                                                                  ------------
Net Assets                                                                            100         186,515,200
                                                                                                  ============

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.


** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2004.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $29,174,088 which is 15.6% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.


Currency Abbreviation
--------------------------------------------------------------------------------
  EUR                                                    Euro
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Trust


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder High Income Trust


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004